Quarterly Report
July 31, 2024
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.2%
Albania – 0.3%
Republic of Albania, 5.9%, 6/09/2028	EUR	1,133,000	$1,261,731
Brazil – 12.2%
Federative Republic of Brazil, 0%, 1/01/2026	BRL	61,143,000	$9,241,504
Federative Republic of Brazil, 10%, 1/01/2027		310,767,000	53,000,728
Federative Republic of Brazil, 0%, 7/01/2027		14,377,000	1,831,880
			$64,074,112
Chile – 3.8%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$541,000	$534,345
Antofagasta PLC, 6.25%, 5/02/2034 (n)		1,154,000	1,199,642
Republic of Chile, 5%, 10/01/2028 (n)	CLP	8,795,000,000	9,198,029
Republic of Chile, 5.8%, 10/01/2029 (n)		2,875,000,000	3,036,405
Republic of Chile, 4.7%, 9/01/2030		3,670,000,000	3,656,508
Republic of Chile, Inflation Linked Bond, 3.4%, 10/01/2039		2,123,142,310	2,463,132
			$20,088,061
China – 5.2%
China Development Bank, 3.45%, 9/20/2029	CNY	39,970,000	$5,925,904
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		$1,312,000	1,305,405
People's Republic of China, 2.75%, 2/17/2032	CNY	9,840,000	1,428,160
People's Republic of China, 2.88%, 2/25/2033		113,430,000	16,656,875
People's Republic of China, 3.19%, 4/15/2053		11,590,000	1,862,021
			$27,178,365
Colombia – 8.1%
Empresas Publicas de Medellin E.S.P., 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$878,100
Republic of Colombia, 7.5%, 8/26/2026		9,564,000,000	2,302,930
Republic of Colombia, 5.75%, 11/03/2027		91,004,300,000	20,217,045
Republic of Colombia, 7.25%, 10/18/2034		29,661,500,000	5,740,134
Republic of Colombia, “B”, 7.75%, 9/18/2030		61,004,400,000	13,503,465
			$42,641,674
Czech Republic – 5.0%
Czech Republic, 2.5%, 8/25/2028	CZK	217,620,000	$8,891,733
Czech Republic, 2.75%, 7/23/2029		48,800,000	2,002,017
Czech Republic, 2%, 10/13/2033		265,630,000	9,776,020
Czech Republic, 1.5%, 4/24/2040		142,240,000	4,317,524
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,161,000	1,328,917
			$26,316,211
Dominican Republic – 1.0%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$1,296,000	$1,337,070
Dominican Republic, 13.625%, 2/03/2033 (n)	DOP	43,050,000	857,706
Dominican Republic, 10.75%, 6/01/2036 (n)		181,000,000	3,101,350
			$5,296,126
Egypt – 1.5%
Arab Republic of Egypt, 0%, 8/13/2024	EGP	123,200,000	$2,521,915
Arab Republic of Egypt, 0%, 9/03/2024		194,150,000	3,913,122
Arab Republic of Egypt, 0%, 10/29/2024		67,325,000	1,303,927
			$7,738,964

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$600,750
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	527,815
			$1,128,565
Hungary – 4.2%
Republic of Hungary, 4.5%, 3/23/2028	HUF	4,676,440,000	$12,247,497
Republic of Hungary, 2.25%, 4/20/2033		3,199,470,000	6,496,595
Republic of Hungary, 2.25%, 6/22/2034		1,691,100,000	3,271,011
			$22,015,103
India – 2.7%
Republic of India, 7.18%, 8/14/2033	INR	632,760,000	$7,635,168
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$1,515,000	1,542,742
Republic of India, 7.18%, 7/24/2037	INR	427,710,000	5,171,721
			$14,349,631
Indonesia – 8.4%
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)(w)		$1,081,000	$1,084,575
Republic of Indonesia, 6.375%, 8/15/2028	IDR	236,665,000,000	14,368,616
Republic of Indonesia, 9%, 3/15/2029		36,969,000,000	2,471,186
Republic of Indonesia, 7%, 9/15/2030		135,102,000,000	8,394,135
Republic of Indonesia, 6.375%, 4/15/2032		88,425,000,000	5,271,852
Republic of Indonesia, 7.5%, 8/15/2032		95,641,000,000	6,116,908
Republic of Indonesia, 8.375%, 4/15/2039		87,760,000,000	6,028,469
Republic of Indonesia, 7.125%, 6/15/2043		6,000,000,000	370,495
			$44,106,236
Jamaica – 0.3%
Government of Jamaica, 9.625%, 11/03/2030	JMD	190,000,000	$1,288,419
Macau – 0.0%
MGM China Holdings Ltd., 7.125%, 6/26/2031 (n)		$200,000	$202,644
Malaysia – 4.0%
Government of Malaysia, 3.733%, 6/15/2028	MYR	9,985,000	$2,192,018
Government of Malaysia, 4.232%, 6/30/2031		26,321,000	5,917,084
Government of Malaysia, 3.582%, 7/15/2032		25,387,000	5,466,570
Government of Malaysia, 3.757%, 5/22/2040		16,760,000	3,561,554
Government of Malaysia, 4.065%, 6/15/2050		18,448,000	3,971,664
			$21,108,890
Mexico – 8.5%
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	$502,841
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (z)		8,248,800	422,184
United Mexican States, 5.75%, 3/05/2026		79,400,000	3,960,880
United Mexican States, 8.5%, 5/31/2029		198,800,000	10,159,063
United Mexican States, 7.75%, 5/29/2031		246,200,000	11,900,878
United Mexican States, 7.5%, 5/26/2033		86,400,000	4,017,037
United Mexican States, 7.75%, 11/23/2034		291,200,000	13,596,263
			$44,559,146
Morocco – 0.3%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$1,564,000	$1,629,987
Peru – 4.9%
Banco de Credito del Peru, 4.65%, 9/17/2024 (z)	PEN	10,403,000	$2,766,600
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		$1,676,000	1,692,760
Peru LNG, 5.375%, 3/22/2030		1,360,000	1,197,046
Republic of Peru, 6.95%, 8/12/2031	PEN	46,720,000	12,912,246

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Republic of Peru, 6.15%, 8/12/2032	PEN	16,651,000	$4,326,041
Republic of Peru, 7.6%, 8/12/2039		7,192,000	1,965,226
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$945,000	840,516
			$25,700,435
Philippines – 2.8%
Republic of Philippines, 6.875%, 1/10/2029	PHP	227,180,000	$3,999,518
Republic of Philippines, 6.125%, 1/18/2031		147,000,000	2,508,009
Republic of Philippines, 8%, 7/19/2031		227,415,000	4,296,700
Republic of Philippines, 6.25%, 1/25/2034		220,100,000	3,795,805
			$14,600,032
Poland – 4.5%
Republic of Poland, 2.75%, 4/25/2028	PLN	13,830,000	$3,216,737
Republic of Poland, 2.75%, 10/25/2029		34,288,000	7,710,626
Republic of Poland, 1.25%, 10/25/2030		21,957,000	4,389,666
Republic of Poland, 1.75%, 4/25/2032		42,477,000	8,351,671
			$23,668,700
Romania – 2.5%
Republic of Romania, 4.75%, 2/24/2025	RON	24,015,000	$5,189,369
Republic of Romania, 8.75%, 10/30/2028		23,210,000	5,493,544
Republic of Romania, 8%, 4/29/2030		11,400,000	2,642,234
			$13,325,147
Serbia – 1.0%
Republic of Serbia, 4.5%, 8/20/2032	RSD	607,070,000	$5,303,228
South Africa – 9.3%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,929,036
Republic of South Africa, 8%, 1/31/2030		65,563,000	3,385,157
Republic of South Africa, 7%, 2/28/2031		69,484,000	3,294,982
Republic of South Africa, 8.25%, 3/31/2032		178,036,000	8,782,295
Republic of South Africa, 8.875%, 2/28/2035		422,671,000	20,206,981
Republic of South Africa, 9%, 1/31/2040		188,349,000	8,479,195
Republic of South Africa, 8.75%, 2/28/2048		44,412,000	1,886,946
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	856,673
			$48,821,265
Thailand – 3.7%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	416,604,000	$12,722,463
Kingdom of Thailand, 3.3%, 6/17/2038		230,894,000	6,832,151
			$19,554,614
Uruguay – 1.5%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	239,819,000	$5,821,094
Oriental Republic of Uruguay, 8.25%, 5/21/2031		51,688,000	1,192,800
Oriental Republic of Uruguay, 9.75%, 7/20/2033		35,588,000	886,609
			$7,900,503
Uzbekistan – 0.3%
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		$1,401,000	$1,372,854
Total Bonds			$505,230,643

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Equity ETFs – 0.0%
iShares MSCI Emerging Markets ETF – September 2024 @ $34	Put	Goldman Sachs International	$3,994,350	930	$0
iShares MSCI Emerging Markets ETF – January 2025 @ $37	Put	Goldman Sachs International	5,527,665	1,287	48,906
					$48,906
Issuer	Shares/Par
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.39% (v)	11,057,095	$11,058,201

Other Assets, Less Liabilities – 1.7%		8,942,809
Net Assets – 100.0%		$525,280,559
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,058,201 and $505,279,549, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,414,880, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Banco de Credito del Peru, 4.65%, 9/17/2024	9/12/2019	$3,112,248	$2,766,600
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028	12/10/2014	558,529	422,185
Total Restricted Securities			$3,188,785
% of Net assets			0.6%
The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
KLIBOR	Kuala Lumpur Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SHIBOR	China Shanghai Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna

Portfolio of Investments (unaudited) – continued
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	5,727,324	USD	1,006,098	Citibank N.A.	9/27/2024	$531
CAD	3,242,103	USD	2,352,109	HSBC Bank	10/18/2024	1,441
CNH	2,349,670	USD	323,854	BNP Paribas S.A.	10/18/2024	3,271
CNH	4,522,533	USD	629,485	HSBC Bank	10/18/2024	150
CZK	29,643,082	USD	1,264,815	State Street Bank Corp.	10/18/2024	392
CZK	30,487,803	USD	1,298,136	UBS AG	10/18/2024	3,124
IDR	303,587,628,551	USD	18,629,008	Citibank N.A.	8/05/2024	40,268
IDR	55,440,895,097	USD	3,394,472	Citibank N.A.	8/06/2024	14,800
IDR	223,386,965,477	USD	13,644,452	Citibank N.A.	11/01/2024	50,112
IDR	23,802,503,287	USD	1,460,330	Morgan Stanley Capital Services, Inc.	8/06/2024	3,376
INR	213,481,827	USD	2,545,687	BNP Paribas S.A.	9/17/2024	429
JPY	399,145,458	USD	2,606,386	JPMorgan Chase Bank N.A.	10/18/2024	88,195
MYR	148,461,420	USD	31,575,674	Barclays Bank PLC	9/12/2024	828,383
PHP	859,658,774	USD	14,677,459	Citibank N.A.	8/02/2024	48,903
RSD	1,068,334,593	USD	9,870,965	Citibank N.A.	10/07/2024	22,906
THB	14,529,442	USD	400,917	Barclays Bank PLC	9/27/2024	9,541
THB	1,177,628,440	USD	32,279,712	JPMorgan Chase Bank N.A.	9/27/2024	988,411
TRY	454,892,664	USD	12,479,753	HSBC Bank	10/18/2024	148,445
TWD	88,228,070	USD	2,704,806	JPMorgan Chase Bank N.A.	10/25/2024	3,633
ZAR	33,750,941	USD	1,818,469	Morgan Stanley Capital Services, Inc.	10/18/2024	23,621
USD	20,692,029	BRL	114,235,778	Barclays Bank PLC	9/26/2024	611,773
USD	3,956,078	BRL	22,207,482	Citibank N.A.	9/26/2024	52,468
USD	2,531,094	BRL	14,385,741	Goldman Sachs International	9/27/2024	2,670
USD	12,877,992	CAD	17,567,088	UBS AG	10/18/2024	125,463
USD	1,655,593	CLP	1,502,616,524	Citibank N.A.	10/18/2024	61,261
USD	3,082,331	COP	12,499,103,651	Barclays Bank PLC	10/15/2024	29,479
USD	16,833,185	COP	68,017,849,919	Goldman Sachs International	10/15/2024	220,123
USD	1,334,425	CZK	31,041,411	BNP Paribas S.A.	10/18/2024	9,536
USD	649,196	CZK	15,027,046	Deutsche Bank AG	10/18/2024	7,822
USD	15,718,177	EUR	14,382,695	Morgan Stanley Capital Services, Inc.	10/18/2024	96,240
USD	5,259,609	HUF	1,901,664,335	Deutsche Bank AG	10/18/2024	48,078
USD	7,587,309	HUF	2,742,354,775	State Street Bank Corp.	10/18/2024	71,856
USD	1,798,693	IDR	28,949,969,000	Deutsche Bank AG	8/05/2024	18,400
USD	373,259	IDR	6,010,959,661	Goldman Sachs International	8/05/2024	3,612

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	5,121,536	INR	428,933,742	Barclays Bank PLC	9/12/2024	$4,994
USD	894,173	MXN	16,662,013	Goldman Sachs International	10/18/2024	10,510
USD	511,744	MXN	9,525,529	Morgan Stanley Capital Services, Inc.	10/18/2024	6,561
USD	817,493	MYR	3,741,667	Barclays Bank PLC	9/12/2024	815
USD	1,275,062	PEN	4,748,409	Citibank N.A.	10/25/2024	5,158
USD	4,979,671	PHP	288,034,152	Citibank N.A.	8/02/2024	45,510
USD	1,557,225	PHP	89,665,000	Deutsche Bank AG	8/02/2024	21,221
USD	3,819,554	PHP	222,871,000	JPMorgan Chase Bank N.A.	8/02/2024	1,668
USD	5,430,714	RSD	584,073,318	Deutsche Bank AG	10/07/2024	21,598
USD	1,645,174	ZAR	30,109,185	HSBC Bank	10/18/2024	1,846
USD	6,965,062	ZAR	126,170,707	Merrill Lynch International	10/18/2024	78,799
						$3,837,393
Liability Derivatives
BRL	6,271,300	USD	1,148,434	Citibank N.A.	9/27/2024	$(46,197)
BRL	19,203,995	USD	3,477,158	Morgan Stanley Capital Services, Inc.	9/27/2024	(101,883)
COP	5,198,134,366	USD	1,300,626	Barclays Bank PLC	10/15/2024	(31,005)
COP	4,188,702,824	USD	1,033,579	JPMorgan Chase Bank N.A.	10/15/2024	(10,507)
CZK	139,445,280	USD	5,989,392	UBS AG	10/18/2024	(37,680)
HUF	2,267,432,897	USD	6,273,436	HSBC Bank	10/18/2024	(59,511)
HUF	224,428,413	USD	622,510	Morgan Stanley Capital Services, Inc.	10/18/2024	(7,462)
HUF	382,024,237	USD	1,058,776	UBS AG	10/18/2024	(11,834)
IDR	1,895,502,438	USD	116,227	Citibank N.A.	11/05/2024	(43)
IDR	8,354,879,599	USD	519,753	Morgan Stanley Capital Services, Inc.	8/06/2024	(5,980)
INR	423,917,509	USD	5,074,729	Goldman Sachs International	9/12/2024	(18,024)
INR	414,444,908	USD	4,952,448	Morgan Stanley Capital Services, Inc.	9/12/2024	(8,737)
KRW	5,306,289,090	USD	3,872,638	Barclays Bank PLC	8/06/2024	(17,464)
MXN	29,491,680	USD	1,564,112	HSBC Bank	10/18/2024	(32)
MXN	144,528,645	USD	7,994,380	Merrill Lynch International	10/18/2024	(329,356)
PLN	50,965,420	USD	12,929,539	State Street Bank Corp.	10/18/2024	(84,666)
RON	35,236,702	USD	7,713,922	Barclays Bank PLC	10/18/2024	(55,286)
USD	2,622,469	CLP	2,489,011,403	Citibank N.A.	10/18/2024	(18,465)
USD	3,107,115	CLP	2,971,396,000	JPMorgan Chase Bank N.A.	10/18/2024	(45,647)
USD	1,290,052	CLP	1,227,807,158	Morgan Stanley Capital Services, Inc.	10/18/2024	(12,697)
USD	1,165,191	CNH	8,413,266	Citibank N.A.	10/18/2024	(6,119)
USD	776,663	COP	3,183,937,592	Citibank N.A.	10/15/2024	(1,000)
USD	559,840	COP	2,299,960,955	Goldman Sachs International	10/15/2024	(1,916)
USD	1,727,916	CZK	40,563,518	HSBC Bank	10/18/2024	(3,389)
USD	779,976	HUF	285,091,199	UBS AG	10/18/2024	(1,320)
USD	13,677,869	IDR	223,386,965,477	Citibank N.A.	8/05/2024	(59,426)
USD	3,386,324	IDR	55,440,895,097	Citibank N.A.	11/01/2024	(12,437)
USD	2,762,378	IDR	45,239,734,413	Morgan Stanley Capital Services, Inc.	8/05/2024	(19,663)
USD	5,340,959	IDR	87,598,277,983	Morgan Stanley Capital Services, Inc.	8/06/2024	(45,792)
USD	3,836,130	KRW	5,306,289,090	Barclays Bank PLC	8/06/2024	(19,043)
USD	399,997	MYR	1,883,988	Barclays Bank PLC	9/12/2024	(11,213)
USD	10,160,142	PEN	38,176,733	Goldman Sachs International	10/25/2024	(49,754)
USD	328,167	PHP	19,312,622	Barclays Bank PLC	8/02/2024	(2,667)
USD	2,913,011	PHP	171,052,000	Citibank N.A.	8/02/2024	(17,191)
USD	14,661,188	PHP	859,658,774	Citibank N.A.	11/06/2024	(45,442)
USD	1,171,865	PHP	68,724,000	JPMorgan Chase Bank N.A.	8/02/2024	(5,410)
USD	790,560	PLN	3,140,546	HSBC Bank	10/18/2024	(955)
USD	726,938	RON	3,346,473	HSBC Bank	10/18/2024	(412)
USD	3,249,389	THB	118,406,739	Barclays Bank PLC	9/27/2024	(95,613)
USD	986,982	THB	36,098,857	JPMorgan Chase Bank N.A.	9/27/2024	(32,814)
USD	7,891,273	TWD	258,569,383	Citibank N.A.	10/18/2024	(40,495)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,960,748	ZAR	36,285,474	Deutsche Bank AG	10/18/2024	$(19,674)
						$(1,394,221)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	163	$20,729,557	September – 2024	$205,136
U.S. Treasury Note 10 yr	Long	USD	110	12,299,375	September – 2024	150,832
U.S. Treasury Note 2 yr	Long	USD	47	9,652,258	September – 2024	49,035
						$405,003
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/28/33	CLP	3,953,502,000	centrally cleared	Daily CLOIS / Semi-annually	5.17% / Semi-annually	$16,386	$—	$16,386
9/23/34	CLP	2,000,000,000	centrally cleared	Daily CLOIS / Semi-annually	5.2457% / Semi-annually	681	—	681
12/18/29	CNY	38,296,000	centrally cleared	1.8867% / Quarterly	SHIBOR / Quarterly	22,180	—	22,180
12/18/29	CNY	75,627,000	centrally cleared	1.8627% / Quarterly	SHIBOR / Quarterly	31,882	—	31,882
6/20/27	CZK	228,000,000	centrally cleared	3.94% / Annually	PRIBOR / Semi-annually	99,620	55,212	154,832
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	6,166	—	6,166
12/17/31	PLN	7,250,000	centrally cleared	5.1952% / Annually	WIBOR / Semi-annually	51,460	—	51,460
9/18/29	THB	190,000,000	centrally cleared	2.2007% / Quarterly	THOR / Quarterly	4,923	—	4,923
9/18/29	THB	240,000,000	centrally cleared	2.2497% / Quarterly	THOR / Quarterly	21,813	—	21,813
7/27/32	THB	200,000,000	centrally cleared	2.47% / Quarterly	THOR / Quarterly	33,021	—	33,021
						$288,132	$55,212	$343,344
Liability Derivatives
Interest Rate Swaps
1/02/26	BRL	39,635,000	centrally cleared	10.08% / At Maturity	Daily BZDIOVRA / At Maturity	$(208,870)	$—	$(208,870)
1/04/27	BRL	24,222,000	centrally cleared	9.68% / At Maturity	Daily BZDIOVRA / At Maturity	(176,470)	—	(176,470)
1/02/29	BRL	10,545,000	centrally cleared	11.12% / At Maturity	Daily BZDIOVRA / At Maturity	(35,180)	—	(35,180)
1/02/29	BRL	79,677,000	centrally cleared	10.255% / At Maturity	Daily BZDIOVRA / At Maturity	(433,465)	—	(433,465)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
10/23/33	CLP	2,251,371,000	centrally cleared	Daily CLOIS / Semi-annually	6.1% / Semi-annually	$(154,920)	$—	$(154,920)
12/22/27	CZK	949,069,000	centrally cleared	3.05% / Annually	PRIBOR / Semi-annually	(52,154)	38,069	(14,085)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(12,242)	—	(12,242)
12/18/30	MXN	270,727,000	centrally cleared	7.905% / 28 Days	28 day TIIE / 28 days	(457,070)	(22)	(457,092)
12/18/30	MXN	75,855,000	centrally cleared	7.85% / 28 Days	28 day TIIE / 28 days	(136,448)	482	(135,966)
12/17/31	PLN	21,083,000	centrally cleared	3.86% / Annually	WIBOR / Semi-annually	(117,064)	(8,654)	(125,718)
						$(1,783,883)	$29,875	$(1,754,008)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/07/27	MYR	36,564,000	JPMorgan Chase Bank N.A.	3.65% / Quarterly	3-Month KLIBOR / Quarterly	$47,655	$—	$47,655
At July 31, 2024, the fund had cash collateral of $3,873,834 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$48,906	$0	$—	$48,906
Non - U.S. Sovereign Debt	—	490,340,390	—	490,340,390
Foreign Bonds	—	14,890,253	—	14,890,253
Mutual Funds	11,058,201	—	—	11,058,201
Total	$11,107,107	$505,230,643	$—	$516,337,750
Other Financial Instruments
Futures Contracts – Assets	$405,003	$—	$—	$405,003
Forward Foreign Currency Exchange Contracts – Assets	—	3,837,393	—	3,837,393
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,394,221)	—	(1,394,221)
Swap Agreements – Assets	—	390,999	—	390,999
Swap Agreements – Liabilities	—	(1,754,008)	—	(1,754,008)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,854,062	$134,787,396	$148,578,933	$(2,385)	$(1,939)	$11,058,201
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,418,866	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2024, are as follows:
Brazil	16.1%
Czech Republic	14.7%
Mexico	12.1%
South Africa	9.6%
Indonesia	8.7%
Colombia	8.7%
China	8.3%
Thailand	7.1%
United States	(28.6)%
Other Countries	43.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.